Summary of Significant Accounting Policies - Summary of Estimated Useful Lives of Plant & Machinery (Details)	12 Months Ended
Dec. 31, 2022
Furniture and Fixtures
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	5 years
Equipment
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	3 years
Vehicles
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	5 years